Commitments and Contingencies (Details)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Commitments and Contingencies [Abstract]
Long service payment	$ 1,008,306	$ 128,786	$ 956,388